Share-based Compensation - Restricted share units (Details) - Restricted Stock Units - $ / shares		12 Months Ended
	Mar. 17, 2011	Dec. 31, 2015
Number of Units
Number of Shares, Unvested, Beginning Balance		32,500
Number of Units, Granted	10,050,958
Number of Units, Vested		(32,500)
Weighted-Average Grant-Date Fair Value
Weighted-Average Grant-Date Fair Value, Unvested, Beginning Balance		$ 1.07
Weighted-Average Grant-Date Fair Value, Vested		$ 1.07